Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of geographical areas [line items]
Revenues	$ 41,891.3	₨ 3,442,205.3	₨ 2,765,766.9	₨ 2,481,631.4
Non-current assets	16,839.8		1,410,877.5		₨ 1,383,720.3
India [Member]
Disclosure of geographical areas [line items]
Revenues	13,814.6	1,135,142.0	802,655.6	497,802.5
Non-current assets	3,075.8		238,235.2		252,739.3
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	6,337.0	520,713.6	453,456.8	467,580.8
Non-current assets	100.0		8,503.3		8,215.1
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	4,587.2	376,927.0	324,296.6	369,256.4
Non-current assets	12,028.4		1,020,818.6		988,369.9
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	5,203.2	427,547.0	332,145.9	349,545.8
Non-current assets	1,046.6		94,377.1		85,997.8
China [Member]
Disclosure of geographical areas [line items]
Revenues	5,427.5	445,975.2	426,459.3	445,784.4
Non-current assets	169.1		13,073.7		13,892.1
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	6,521.8	₨ 535,900.5	426,752.7	₨ 351,661.5
Non-current assets	$ 419.9		₨ 35,869.6		₨ 34,506.2